Related Party and Transaction and Balances with Related Parties (Tables)	6 Months Ended
Jun. 30, 2025
Related Party and Transaction and Balances with Related Parties [Abstract]
Schedule of Related Parties

The table below shows the major related parties and their relationships with the Company as of December 31, 2024 and June 30, 2025:

Name of related parties	Relationship with the Company
Mr. Jianfei Zhang	Controlling shareholder and CEO of the Company

Schedule of Balances with Related Parties

As of December 31, 2024 and June 30, 2025, the balances with related parties were as follows:

	As of
	December 31, 2024	June 30, 2025
		(Unaudited)
Advance to a related party
Mr. Jianfei Zhang(a)	$50,000	$46,293

(a)	The Company advanced fund to Mr. Jianfei Zhang, our CEO, to serve as the petty cash fund for business-related expenses, such as business trips and other costs associated with supporting our business expansion.